Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2023
Current Fiscal Year End Date	--07-31
Entity File Number	000-56333
Entity Registrant Name	MAG MILE CAPITAL, INC.
Entity Central Index Key	0001879293
Entity Tax Identification Number	87-1614433
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	1141 W. Randolph St.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(312)
Local Phone Number	642-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.00001
Trading Symbol	MMCP
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true